Post Employment Benefit Obligations - Summary of Post Employment Obligations Associated with Defined Benefits Plan (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Post Employment Obligations [Line Items]
Total post-employment obligations, net	$ 62,699,415	$ 58,951,586	$ 75,538,265
Employee severance indemnities
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	42,264,281	39,469,461
Complementary Pension
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	14,971,439	14,349,089
Health Plans
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	2,545,406	2,459,163
Energy Supply Plans
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	$ 2,918,289	$ 2,673,873